Investment Risks	Nov. 04, 2026
Baillie Gifford Emerging Markets ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

– Non-Diversification Risk – The Fund is classified as a “non-diversified” fund. A non-diversified fund may hold a smaller number of portfolio securities, with larger positions in each security it holds, than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund’s shares may be more volatile than the values of shares of more diversified funds. See also “Focused Investment Risk.”